ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE
Schedule of accounts payable

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Payables for purchase of property, equipment and software	142,142	561,317
Payables for advertising expenses	32,277	15,369
Others	10,878	52,530
Total	185,297	629,216